Concentration of credit risk (Details Textual) (Customer Concentration Risk, Accounts Receivable, INDIA)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Customer Concentration Risk | Accounts Receivable | INDIA
Concentration Risk [Line Items]
Percentage of accounts receivable derived from revenues earned from customers located in India	89.00%	85.00%